Deposits (Summary Of Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deposits [Abstract]
Non-interest bearing, Balance	$ 1,785,433	$ 1,201,194
NOW, Balance	1,698,778	1,561,507
Wealth Management deposits, Balance	788,311	658,660
Money market, Balance	2,263,253	1,759,866
Savings, Balance	888,592	744,534
Time certificates of deposit, Balance	4,882,900	4,877,912
Total deposits	$ 12,307,267	$ 10,803,673
Non-interest bearing, Mix	15.00%	11.00%
NOW, Mix	14.00%	15.00%
Wealth management deposits, Mix	6.00%	6.00%
Money market, Mix	18.00%	16.00%
Savings, Mix	7.00%	7.00%
Time certificates of deposit, Mix	40.00%	45.00%
Total deposits, Mix	100.00%	100.00%